8. Time Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Maturities of Time Deposits [Abstract]
Maturity distribution of time deposits
2014	$ 72,000,665
2015	22,543,863
2016	13,038,884
2017	9,516,281
2018	3,851,846
Total time deposits	$120,951,539